Fair Value	6 Months Ended
Feb. 29, 2020
Fair Value [Abstract]
Fair Value

15. FAIR VALUE

Fair value estimates are made at a specific point in time, based on relevant market information and information about the financial instrument. These estimates are subjective in nature and involve uncertainties and matters of significant judgment and, therefore, cannot be determined with precision. Changes in assumptions could significantly affect the estimates.

Financial instruments

The fair value of financial instruments has been determined as follows:

(i) Current assets and current liabilities

The fair value of financial instruments included in current assets and current liabilities approximates their carrying value due to their short-term nature.

(ii) Investments and other assets and other long-term assets

The fair value of publicly traded investments is determined by quoted market prices. Investments in private entities which do not have quoted market prices in an active market and whose fair value cannot be readily measured are carried at approximate fair value. No published market exists for such investments. These equity investments have been made as they are considered to have the potential to provide future benefit to the Company and accordingly, the Company has no current intention to dispose of these investments in the near term. The fair value of long-term receivables approximates their carrying value as they are recorded at the net present values of their future cash flows, using an appropriate discount rate.

(iii) Long-term debt

The carrying value of long-term debt is at amortized cost based on the initial fair value as determined at the time of issuance or at the time of a business acquisition. The fair value of publicly traded notes is based upon current trading values. The fair value of finance lease obligations is determined by discounting future cash flows using a rate for loans with similar terms, conditions and maturity dates. The carrying value of bank credit facilities approximates fair value as the debt bears interest at rates that fluctuate with market values. Other notes and debentures are valued based upon current trading values for similar instruments.

The carrying value and estimated fair value of long-term debt are as follows:

	February 29, 2020		August 31, 2019
	Carryingvalue	Estimatedfair value	Carryingvalue	Estimatedfair value
Liabilities
Long-term debt (including current portion)(1)	4,051	4,839	5,308	6,014
(1)	Level 2 fair value – determined by valuation techniques using inputs based on observable market data, either directly or indirectly, other than quoted prices.

(iv) Other long-term liabilities

The fair value of contingent consideration arising from a business acquisition is determined by calculating the present value of the probability weighted assessment of the likelihood that revenue targets will be met and the estimated timing of such payments.

(v) Derivative financial instruments

The fair value of US currency forward purchase contracts is determined by an estimated credit-adjusted mark-to-market valuation using observable forward exchange rates at the end of reporting periods and contract forward rates.

During the quarter, the Company entered into a cross-currency interest rate swap with a member of the Company’s lending syndicate with a notional amount of $34 USD for a term of one month.  The swap requires that funds are exchanged back in one month at the same terms unless both parties agree to extend the swap for an additional month.  By borrowing in US dollars, the Company may access lower interest rates.  The swap mitigates the risk of changes in the value of the US Dollar LIBOR borrowings as it will be exchanged for the same Canadian equivalent in one month.  The swap is not designated as a hedge for accounting purposes. The fair value of this cross-currency interest rate swap at February 29, 2020 is $nil and is determined by an estimated credit-adjusted mark-to-market valuation using observable forward exchange rates at the end of reporting periods and contract forward rates.